NONCONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Nonconsolidated Affiliates - Investments and Dividends
The Company’s investments in companies accounted for using the equity method (“nonconsolidated affiliates”) and dividends received from nonconsolidated affiliates are shown in the following tables:

Investments in Nonconsolidated Affiliates at Dec 31	2018 [1]	2017 [1]
In millions
Investment in nonconsolidated affiliates	$3,320	$3,107

1.
The carrying amount of the Company’s investments in nonconsolidated affiliates at December 31, 2018, was $39 million less than its share of the investees’ net assets, ($63 million less at December 31, 2017), exclusive of additional differences relating to EQUATE Petrochemical Company K.S.C.C. ("EQUATE") and AFSI, which are discussed separately in the disclosures that follow.

Dividends Received from Nonconsolidated Affiliates	2018	2017 [1]	2016
In millions
Dividends from nonconsolidated affiliates	$663	$654	$612

1.	Includes a non-cash dividend of $7 million.

Balances Due To or Due From Nonconsolidated Affiliates
Balances due to or due from nonconsolidated affiliates at December 31, 2018 and 2017 were as follows:

Balances Due To or Due From Nonconsolidated Affiliates at Dec 31	2018	2017
In millions
Accounts and notes receivable - Other	$556	$417
Noncurrent receivables	8	282
Total assets	$564	$699
Accounts payable - Other	$1,347	$1,271

The following table presents amounts due to or due from DuPont and its affiliates at December 31, 2018:

Balances Due To or Due From DuPont and its Affiliates	Dec 31, 2018	Dec 31, 2017
In millions
Accounts and notes receivable - Other	$89	$12
Accounts payable - Other	$19	$11

The following table presents revenue earned and expenses incurred related to transactions with DuPont and its affiliates:

Sales to DuPont and its Affiliates	2018
In millions
Net sales	$55
Cost of sales	$42

Equity Method Investment
The Company's principal nonconsolidated affiliates and its ownership interest (direct and indirect) for each at December 31, 2018, 2017 and 2016 are as follows:

Principal Nonconsolidated Affiliates at Dec 31	Country	Ownership Interest
		2018	2017	2016
EQUATE Petrochemical Company K.S.C.C.	Kuwait	42.5%	42.5%	42.5%
The Kuwait Olefins Company K.S.C.C.	Kuwait	42.5%	42.5%	42.5%
The Kuwait Styrene Company K.S.C.C.	Kuwait	42.5%	42.5%	42.5%
Map Ta Phut Olefins Company Limited [1]	Thailand	32.77%	32.77%	32.77%
Sadara Chemical Company	Saudi Arabia	35%	35%	35%
The SCG-Dow Group:
Siam Polyethylene Company Limited	Thailand	50%	50%	50%
Siam Polystyrene Company Limited	Thailand	50%	50%	50%
Siam Styrene Monomer Co., Ltd.	Thailand	50%	50%	50%
Siam Synthetic Latex Company Limited	Thailand	50%	50%	50%

1.
The Company's effective ownership of Map Ta Phut Olefins Company Limited ("Map Ta Phut") is 32.77 percent, of which the Company directly owns 20.27 percent and indirectly owns 12.5 percent through its equity interest in Siam Polyethylene Company Limited.

The Company’s investment in and equity earnings from its principal nonconsolidated affiliates are shown in the tables below:

Investment in Principal Nonconsolidated Affiliates at Dec 31	2018	2017
In millions
Investment in nonconsolidated affiliates	$2,876	$2,657

Equity Earnings from Principal Nonconsolidated Affiliates	2018	2017	2016 [1]
In millions
Equity in earnings of principal nonconsolidated affiliates	$561	$347	$241

1.	Equity in earnings of principal nonconsolidated affiliates for 2016 includes the results of Dow Silicones through May 31, 2016.

Equity Method Investment Summarized Balance Sheet Information
The summarized financial information that follows represents the combined accounts (at 100 percent) of the principal nonconsolidated affiliates.

Summarized Balance Sheet Information at Dec 31	2018	2017
In millions
Current assets	$7,553	$6,833
Noncurrent assets	25,971	26,778
Total assets	$33,524	$33,611
Current liabilities	$5,163	$4,678
Noncurrent liabilities	19,089	20,100
Total liabilities	$24,252	$24,778
Noncontrolling interests	$72	$33

Equity Method Investment Summarized Income Statement Information

Summarized Income Statement Information [1]	2018	2017	2016 [2]
In millions
Sales	$14,461	$11,629	$10,825
Gross profit	$2,320	$1,992	$1,975
Income from continuing operations, net of tax	$1,173	$689	$410

1.
The results in this table reflect purchase and sale activity between certain principal nonconsolidated affiliates and the Company, as previously discussed in the "Transactions with Nonconsolidated Affiliates" section.

2.	The summarized income statement information for 2016 includes the results of Dow Silicones through May 31, 2016.